Financial Assets and Liabilities - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Borrowings [abstract]
Royalty funding liabilities	€ 283,500
Borrowings (excluding lease liabilities)	941,573
Lease liabilities	103,457
Trade payables, accrued expenses and other liabilities	97,289
Total financial liabilities	1,076,402	€ 1,103,991
Total financial liabilities	1,142,319
Financial liabilities at amortised cost, class [member]
Borrowings [abstract]
Convertible senior notes	418,073	458,207
Royalty funding liabilities	283,530	305,379
Borrowings (excluding lease liabilities)	701,603
Lease liabilities	90,931	93,030
Trade payables, accrued expenses and other liabilities	97,289
Other liabilities (excluding indirect tax, and employee related payables)	3,571	€ 311
Total financial liabilities	889,823
Within 1 year [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	41,635
Lease liabilities	15,270
Trade payables, accrued expenses and other liabilities	97,289
Total financial liabilities	154,194
Within 1 to 5 years [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	899,938
Lease liabilities	58,290
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	958,228
After 5 years [member]
Borrowings [abstract]
Borrowings (excluding lease liabilities)	0
Lease liabilities	29,897
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	€ 29,897